Share-based payments reserve (Details 4)	6 Months Ended
Feb. 28, 2025 shares
Notes and other explanatory information [abstract]
Number of RSUs shares	1,498,385
Number of RSUs shares, Granted	6,922,103
Number of RSUs shares, Forfeited	(640,074)
Number of RSUs shares, Exercised	(1,711,364)
Number of RSUs shares	6,069,050